Statements of Stockholder's Equity (Altruis Benefit Consultants, Inc.) - Altruis Benefit Consultants Inc [Member] - USD ($)	Common Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Stockholder's Deficiency [Member]
Beginning balance at Dec. 31, 2016		$ 547,889	$ 2,704	$ 550,593
Beginning balance, shares at Dec. 31, 2016	200
Distributions		(160,888)		(160,888)
Unrealized gain on investments			5,912	5,912
Net income		712,976		712,976
Ending balance at Dec. 31, 2017		1,099,977	8,616	1,108,593
Ending balance, shares at Dec. 31, 2017	200
Beginning balance at Dec. 31, 2017		1,099,977	8,616	1,108,593
Beginning balance, shares at Dec. 31, 2017	200
Distributions		(398,285)		(398,285)
Reclassification for sales of investments			(8,616)	(8,616)
Net income		860,717		860,717
Ending balance at Dec. 31, 2018		1,562,409		1,562,409
Ending balance, shares at Dec. 31, 2018	200
Ending balance at Dec. 31, 2018		1,562,409		1,562,409
Ending balance, shares at Dec. 31, 2018	200
Beginning balance at Dec. 31, 2018		$ 1,562,409		$ 1,562,409
Beginning balance, shares at Dec. 31, 2018	200